Corporate Restructuring	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Restructuring and Related Activities [Abstract]
Corporate Restructuring
15. Corporate Restructuring
On August 3, 2020, the Company, formerly Mitcham Industries, Inc., completed the reincorporation from the State of Texas to the State of Delaware, including a name change to MIND Technology, Inc. The change in legal domicile and company name were approved by the affirmative vote of the holders of more than two-thirds
of the votes of the Company’s Common Stock and Preferred Stock, voting separately, at the Annual Meeting of Stockholders held on July 27, 2020. As part of the reincorporation merger, the stockholders approved an increase in the number of authorized shares of capital stock from 21,000,000 shares to 42,000,000 shares, consisting of (i) 40,000,000 shares of Common Stock (up from 20,000,000 shares), and (ii) 2,000,000 shares of Preferred Stock (up from 1,000,000 shares).
Pursuant to the terms of the reincorporation merger, each outstanding share of Common Stock and each share of Preferred Stock of Mitcham Industries, Inc., the Texas corporation, automatically converted into one share of Common Stock and one share of Series A Preferred Stock, respectively, of MIND Technology, Inc., the Delaware corporation. Stockholders who hold physical stock certificates are not required to, but may, exchange stock certificates as a result of the reincorporation. The Company’s Common Stock and Preferred Stock continued to trade on the NASDAQ Global Select Market under their ticker symbols, “MIND” and “MINDP”, respectively. The Company’s Common Stock was assigned a new CUSIP number of 602566 101 and the Company’s Preferred Stock was assigned a new CUSIP number of 602566 200.
No changes were made to the Board, management, business or operations of the Company as a result of the reincorporation. The Company’s corporate headquarters remains in Texas.

20. Corporate Restructuring
On August 3, 2020, the Company, formerly Mitcham Industries, Inc., completed the reincorporation from the State of Texas to the State of Delaware, including a name change to MIND Technology, Inc. The change in legal domicile and company name were approved by the affirmative vote of the holders of more than two-thirds
of the votes of the Company’s Common Stock and Preferred Stock, voting separately, at the Annual Meeting of Stockholders held on July 27, 2020. As part of the reincorporation merger, the stockholders approved an increase in the number of authorized shares of capital stock from 21,000,000 shares to 42,000,000 shares, consisting of (i) 40,000,000 shares of Common Stock (up from 20,000,000 shares), and (ii) 2,000,000 shares of Preferred Stock (up from 1,000,000 shares).
Pursuant to the terms of the reincorporation merger, each outstanding share of Common Stock and each share of Preferred Stock of Mitcham Industries, Inc., the Texas corporation, automatically converted into one share of Common Stock and one share of Series A Preferred Stock, respectively, of MIND Technology, Inc., the Delaware corporation. Stockholders who hold physical stock certificates are not required to, but may, exchange stock certificates as a result of the reincorporation. The Company’s Common Stock and Preferred Stock continued to trade on the NASDAQ Global Select Market under their ticker symbols, “MIND” and “MINDP”, respectively. The Company’s Common Stock was assigned a new CUSIP number of 602566 101 and the Company’s Preferred Stock was assigned a new CUSIP number of 602566 200.
No changes have been made to the Board, management, business or operations of the Company as a result of the reincorporation. The Company’s corporate headquarters remains in Texas.